Note 9 - Accrued Expenses	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 9. ACCRUED EXPENSES

Accrued expenses included in the consolidated balance sheets as of December 31, 2014 and 2015 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Accrued payroll	¥21,568,749	¥21,897,300	$3,380,361
Accrued audit fee	1,398,800	1,396,800	215,629
Other accruals	1,718,006	1,566,204	241,780
Total accrued expenses	¥24,685,555	¥24,860,304	$3,837,770

As of December 31, 2014, other accruals mainly represented accrued outsourcing service fee, air tickets fee and unpaid employee reimbursements. As of December 31, 2015, other accruals mainly represented accrued lawyer fee, air tickets fee and unpaid employee reimbursements.